Related Party Transactions - Transactions with Other Entities within the Phoenix TV Group and China Mobile (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Advertising and promotion expenses charged by related party	¥ 1,168	¥ 2,465	¥ 2,692
Corporate administrative expenses charged by related party	4,874	5,361	5,044
Net advertising revenues	17,068	28,629	37,639
Paid services revenues	23,516	29,959	30,950
Other entities within the Phoenix TV Group
Related Party Transaction
Content provided by related party	(45,000)	(17,263)	(2,595)
Advertising and promotion expenses charged by related party	(1,168)	(2,477)	(2,549)
Corporate administrative expenses charged by related party	(1,071)	(1,093)	(681)
Trademark license fees charged by related party	(3,803)	(4,267)	(4,358)
Project cost charged by related party	(2,971)	(595)	(487)
Revenues earned from related party	13,937	12,402	10,635
China Mobile
Related Party Transaction
Net advertising revenues	3,160	17,464	23,747
Paid services revenues	23,297	29,770	30,486
Revenue sharing fees and bandwidth costs charged by related party	¥ (4,971)	¥ (6,631)	¥ (6,487)